New Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment” (ASU 2014-08)

In April 2014, the FASB issued ASU 2014-08 changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. This standard must be prospectively applied to all reporting periods presented in financial reports issued after the effective date.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. If applicable, this standard will change the presentation of financial statements but will not affect the calculation of net income, comprehensive income or earnings per share. Management adopted ASU 2014-08 effective January 1, 2015.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for annual periods beginning after December 15, 2016. As applicable, this standard may change the amount of revenue recognized in the income statements in each reporting period. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on revenue or net income. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-01 “Income Statement – Extraordinary and Unusual Items” (ASU 2015-01)

In January 2015, the FASB issued ASU 2015-01 eliminating the concept of extraordinary items for presentation on the face of the income statement. Under the new standard, a material event or transaction that is unusual in nature, infrequent or both shall be reported as a separate component of income from continuing operations. Alternatively, it may be disclosed in the notes to financial statements.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015. As applicable, this standard may change the presentation of amounts in the income statements. Management adopted ASU 2015-01 effective January 1, 2016.

ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03)

In April 2015, the FASB issued ASU 2015-03 simplifying the presentation of debt issuance costs on the balance sheets. Under the new standard, debt issuance costs related to a recognized debt liability will be presented on the balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with discounts.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-03 in October 2015 and applied the new standard retrospectively for all periods presented. Prior to adoption, the Registrants included debt issuance costs in Deferred Charges and Other Noncurrent Assets on the balance sheets. The effect of the reclassification between assets and liabilities for each Registrant as of December 31, 2014 is disclosed in the table below.

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

ASU 2015-05 “Accounting for Fees Paid in a Cloud Computing Arrangement” (ASU 2015-05)

In April 2015, the FASB issued ASU 2015-05 providing guidance to customers about whether a cloud computing arrangement includes a software license. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-05 prospectively, effective January 1, 2016, with no impact on results of operations, financial position or cash flows.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management does not expect the new standard to impact its results of operations, financial position or cash flows. Management plans to adopt ASU 2015-11 prospectively, effective January 1, 2017.

ASU 2015-13 “Application of the Normal Purchases and Normal Sales Scope Exception to Certain Electricity Contracts within Nodal Energy Markets” (ASU 2015-13)

In August 2015, the FASB issued ASU 2015-13 clarifying whether a contract for the purchase or sale of electricity on a forward basis should be eligible to meet the physical delivery criterion of the normal purchases and normal sales scope exception when either the delivery location is within a nodal energy market or the contract necessitates transmission through a nodal energy market and one of the contracting parties incurs charges (or credits) for the transmission of electricity based in part on locational marginal pricing differences payable to (or receivable from) an independent system operator.  Under the new standard, the use of locational marginal pricing by an independent system operator does not cause a contract to fail to meet the physical delivery criterion of the normal purchases and normal sales scope exception.  As a result, an entity may elect to designate that contract as a normal purchase or normal sale.

The new accounting guidance is effective upon issuance and applied prospectively.  Management has analyzed the impact of this new standard and determined that it had no impact on the accounting of the Registrants’ contracts.  Additionally, adoption had no impact on net income.  Management adopted ASU 2015-13 upon its issuance date.

ASU 2015-17 “Balance Sheet Classification of Deferred Taxes” (ASU 2015-17)

In November 2015, the FASB issued ASU 2015-17 simplifying the presentation of deferred income taxes on the balance sheets. Under the new standard, deferred tax assets and liabilities are classified as noncurrent on the balance sheets. The new accounting guidance is effective for annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-17 upon its issuance date and applied the new standard prospectively. As a result, the new standard impacted the December 31, 2015 presentation of deferred tax assets and liabilities on the balance sheet.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

Appalachian Power Co [Member]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment” (ASU 2014-08)

In April 2014, the FASB issued ASU 2014-08 changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. This standard must be prospectively applied to all reporting periods presented in financial reports issued after the effective date.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. If applicable, this standard will change the presentation of financial statements but will not affect the calculation of net income, comprehensive income or earnings per share. Management adopted ASU 2014-08 effective January 1, 2015.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for annual periods beginning after December 15, 2016. As applicable, this standard may change the amount of revenue recognized in the income statements in each reporting period. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on revenue or net income. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-01 “Income Statement – Extraordinary and Unusual Items” (ASU 2015-01)

In January 2015, the FASB issued ASU 2015-01 eliminating the concept of extraordinary items for presentation on the face of the income statement. Under the new standard, a material event or transaction that is unusual in nature, infrequent or both shall be reported as a separate component of income from continuing operations. Alternatively, it may be disclosed in the notes to financial statements.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015. As applicable, this standard may change the presentation of amounts in the income statements. Management adopted ASU 2015-01 effective January 1, 2016.

ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03)

In April 2015, the FASB issued ASU 2015-03 simplifying the presentation of debt issuance costs on the balance sheets. Under the new standard, debt issuance costs related to a recognized debt liability will be presented on the balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with discounts.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-03 in October 2015 and applied the new standard retrospectively for all periods presented. Prior to adoption, the Registrants included debt issuance costs in Deferred Charges and Other Noncurrent Assets on the balance sheets. The effect of the reclassification between assets and liabilities for each Registrant as of December 31, 2014 is disclosed in the table below.

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

ASU 2015-05 “Accounting for Fees Paid in a Cloud Computing Arrangement” (ASU 2015-05)

In April 2015, the FASB issued ASU 2015-05 providing guidance to customers about whether a cloud computing arrangement includes a software license. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-05 prospectively, effective January 1, 2016, with no impact on results of operations, financial position or cash flows.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management does not expect the new standard to impact its results of operations, financial position or cash flows. Management plans to adopt ASU 2015-11 prospectively, effective January 1, 2017.

ASU 2015-13 “Application of the Normal Purchases and Normal Sales Scope Exception to Certain Electricity Contracts within Nodal Energy Markets” (ASU 2015-13)

In August 2015, the FASB issued ASU 2015-13 clarifying whether a contract for the purchase or sale of electricity on a forward basis should be eligible to meet the physical delivery criterion of the normal purchases and normal sales scope exception when either the delivery location is within a nodal energy market or the contract necessitates transmission through a nodal energy market and one of the contracting parties incurs charges (or credits) for the transmission of electricity based in part on locational marginal pricing differences payable to (or receivable from) an independent system operator.  Under the new standard, the use of locational marginal pricing by an independent system operator does not cause a contract to fail to meet the physical delivery criterion of the normal purchases and normal sales scope exception.  As a result, an entity may elect to designate that contract as a normal purchase or normal sale.

The new accounting guidance is effective upon issuance and applied prospectively.  Management has analyzed the impact of this new standard and determined that it had no impact on the accounting of the Registrants’ contracts.  Additionally, adoption had no impact on net income.  Management adopted ASU 2015-13 upon its issuance date.

ASU 2015-17 “Balance Sheet Classification of Deferred Taxes” (ASU 2015-17)

In November 2015, the FASB issued ASU 2015-17 simplifying the presentation of deferred income taxes on the balance sheets. Under the new standard, deferred tax assets and liabilities are classified as noncurrent on the balance sheets. The new accounting guidance is effective for annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-17 upon its issuance date and applied the new standard prospectively. As a result, the new standard impacted the December 31, 2015 presentation of deferred tax assets and liabilities on the balance sheet.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

Indiana Michigan Power Co [Member]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment” (ASU 2014-08)

In April 2014, the FASB issued ASU 2014-08 changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. This standard must be prospectively applied to all reporting periods presented in financial reports issued after the effective date.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. If applicable, this standard will change the presentation of financial statements but will not affect the calculation of net income, comprehensive income or earnings per share. Management adopted ASU 2014-08 effective January 1, 2015.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for annual periods beginning after December 15, 2016. As applicable, this standard may change the amount of revenue recognized in the income statements in each reporting period. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on revenue or net income. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-01 “Income Statement – Extraordinary and Unusual Items” (ASU 2015-01)

In January 2015, the FASB issued ASU 2015-01 eliminating the concept of extraordinary items for presentation on the face of the income statement. Under the new standard, a material event or transaction that is unusual in nature, infrequent or both shall be reported as a separate component of income from continuing operations. Alternatively, it may be disclosed in the notes to financial statements.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015. As applicable, this standard may change the presentation of amounts in the income statements. Management adopted ASU 2015-01 effective January 1, 2016.

ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03)

In April 2015, the FASB issued ASU 2015-03 simplifying the presentation of debt issuance costs on the balance sheets. Under the new standard, debt issuance costs related to a recognized debt liability will be presented on the balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with discounts.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-03 in October 2015 and applied the new standard retrospectively for all periods presented. Prior to adoption, the Registrants included debt issuance costs in Deferred Charges and Other Noncurrent Assets on the balance sheets. The effect of the reclassification between assets and liabilities for each Registrant as of December 31, 2014 is disclosed in the table below.

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

ASU 2015-05 “Accounting for Fees Paid in a Cloud Computing Arrangement” (ASU 2015-05)

In April 2015, the FASB issued ASU 2015-05 providing guidance to customers about whether a cloud computing arrangement includes a software license. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-05 prospectively, effective January 1, 2016, with no impact on results of operations, financial position or cash flows.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management does not expect the new standard to impact its results of operations, financial position or cash flows. Management plans to adopt ASU 2015-11 prospectively, effective January 1, 2017.

ASU 2015-13 “Application of the Normal Purchases and Normal Sales Scope Exception to Certain Electricity Contracts within Nodal Energy Markets” (ASU 2015-13)

In August 2015, the FASB issued ASU 2015-13 clarifying whether a contract for the purchase or sale of electricity on a forward basis should be eligible to meet the physical delivery criterion of the normal purchases and normal sales scope exception when either the delivery location is within a nodal energy market or the contract necessitates transmission through a nodal energy market and one of the contracting parties incurs charges (or credits) for the transmission of electricity based in part on locational marginal pricing differences payable to (or receivable from) an independent system operator.  Under the new standard, the use of locational marginal pricing by an independent system operator does not cause a contract to fail to meet the physical delivery criterion of the normal purchases and normal sales scope exception.  As a result, an entity may elect to designate that contract as a normal purchase or normal sale.

The new accounting guidance is effective upon issuance and applied prospectively.  Management has analyzed the impact of this new standard and determined that it had no impact on the accounting of the Registrants’ contracts.  Additionally, adoption had no impact on net income.  Management adopted ASU 2015-13 upon its issuance date.

ASU 2015-17 “Balance Sheet Classification of Deferred Taxes” (ASU 2015-17)

In November 2015, the FASB issued ASU 2015-17 simplifying the presentation of deferred income taxes on the balance sheets. Under the new standard, deferred tax assets and liabilities are classified as noncurrent on the balance sheets. The new accounting guidance is effective for annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-17 upon its issuance date and applied the new standard prospectively. As a result, the new standard impacted the December 31, 2015 presentation of deferred tax assets and liabilities on the balance sheet.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

Ohio Power Co [Member]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment” (ASU 2014-08)

In April 2014, the FASB issued ASU 2014-08 changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. This standard must be prospectively applied to all reporting periods presented in financial reports issued after the effective date.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. If applicable, this standard will change the presentation of financial statements but will not affect the calculation of net income, comprehensive income or earnings per share. Management adopted ASU 2014-08 effective January 1, 2015.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for annual periods beginning after December 15, 2016. As applicable, this standard may change the amount of revenue recognized in the income statements in each reporting period. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on revenue or net income. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-01 “Income Statement – Extraordinary and Unusual Items” (ASU 2015-01)

In January 2015, the FASB issued ASU 2015-01 eliminating the concept of extraordinary items for presentation on the face of the income statement. Under the new standard, a material event or transaction that is unusual in nature, infrequent or both shall be reported as a separate component of income from continuing operations. Alternatively, it may be disclosed in the notes to financial statements.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015. As applicable, this standard may change the presentation of amounts in the income statements. Management adopted ASU 2015-01 effective January 1, 2016.

ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03)

In April 2015, the FASB issued ASU 2015-03 simplifying the presentation of debt issuance costs on the balance sheets. Under the new standard, debt issuance costs related to a recognized debt liability will be presented on the balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with discounts.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-03 in October 2015 and applied the new standard retrospectively for all periods presented. Prior to adoption, the Registrants included debt issuance costs in Deferred Charges and Other Noncurrent Assets on the balance sheets. The effect of the reclassification between assets and liabilities for each Registrant as of December 31, 2014 is disclosed in the table below.

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

ASU 2015-05 “Accounting for Fees Paid in a Cloud Computing Arrangement” (ASU 2015-05)

In April 2015, the FASB issued ASU 2015-05 providing guidance to customers about whether a cloud computing arrangement includes a software license. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-05 prospectively, effective January 1, 2016, with no impact on results of operations, financial position or cash flows.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management does not expect the new standard to impact its results of operations, financial position or cash flows. Management plans to adopt ASU 2015-11 prospectively, effective January 1, 2017.

ASU 2015-13 “Application of the Normal Purchases and Normal Sales Scope Exception to Certain Electricity Contracts within Nodal Energy Markets” (ASU 2015-13)

In August 2015, the FASB issued ASU 2015-13 clarifying whether a contract for the purchase or sale of electricity on a forward basis should be eligible to meet the physical delivery criterion of the normal purchases and normal sales scope exception when either the delivery location is within a nodal energy market or the contract necessitates transmission through a nodal energy market and one of the contracting parties incurs charges (or credits) for the transmission of electricity based in part on locational marginal pricing differences payable to (or receivable from) an independent system operator.  Under the new standard, the use of locational marginal pricing by an independent system operator does not cause a contract to fail to meet the physical delivery criterion of the normal purchases and normal sales scope exception.  As a result, an entity may elect to designate that contract as a normal purchase or normal sale.

The new accounting guidance is effective upon issuance and applied prospectively.  Management has analyzed the impact of this new standard and determined that it had no impact on the accounting of the Registrants’ contracts.  Additionally, adoption had no impact on net income.  Management adopted ASU 2015-13 upon its issuance date.

ASU 2015-17 “Balance Sheet Classification of Deferred Taxes” (ASU 2015-17)

In November 2015, the FASB issued ASU 2015-17 simplifying the presentation of deferred income taxes on the balance sheets. Under the new standard, deferred tax assets and liabilities are classified as noncurrent on the balance sheets. The new accounting guidance is effective for annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-17 upon its issuance date and applied the new standard prospectively. As a result, the new standard impacted the December 31, 2015 presentation of deferred tax assets and liabilities on the balance sheet.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

Public Service Co Of Oklahoma [Member]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment” (ASU 2014-08)

In April 2014, the FASB issued ASU 2014-08 changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. This standard must be prospectively applied to all reporting periods presented in financial reports issued after the effective date.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. If applicable, this standard will change the presentation of financial statements but will not affect the calculation of net income, comprehensive income or earnings per share. Management adopted ASU 2014-08 effective January 1, 2015.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for annual periods beginning after December 15, 2016. As applicable, this standard may change the amount of revenue recognized in the income statements in each reporting period. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on revenue or net income. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-01 “Income Statement – Extraordinary and Unusual Items” (ASU 2015-01)

In January 2015, the FASB issued ASU 2015-01 eliminating the concept of extraordinary items for presentation on the face of the income statement. Under the new standard, a material event or transaction that is unusual in nature, infrequent or both shall be reported as a separate component of income from continuing operations. Alternatively, it may be disclosed in the notes to financial statements.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015. As applicable, this standard may change the presentation of amounts in the income statements. Management adopted ASU 2015-01 effective January 1, 2016.

ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03)

In April 2015, the FASB issued ASU 2015-03 simplifying the presentation of debt issuance costs on the balance sheets. Under the new standard, debt issuance costs related to a recognized debt liability will be presented on the balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with discounts.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-03 in October 2015 and applied the new standard retrospectively for all periods presented. Prior to adoption, the Registrants included debt issuance costs in Deferred Charges and Other Noncurrent Assets on the balance sheets. The effect of the reclassification between assets and liabilities for each Registrant as of December 31, 2014 is disclosed in the table below.

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

ASU 2015-05 “Accounting for Fees Paid in a Cloud Computing Arrangement” (ASU 2015-05)

In April 2015, the FASB issued ASU 2015-05 providing guidance to customers about whether a cloud computing arrangement includes a software license. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-05 prospectively, effective January 1, 2016, with no impact on results of operations, financial position or cash flows.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management does not expect the new standard to impact its results of operations, financial position or cash flows. Management plans to adopt ASU 2015-11 prospectively, effective January 1, 2017.

ASU 2015-13 “Application of the Normal Purchases and Normal Sales Scope Exception to Certain Electricity Contracts within Nodal Energy Markets” (ASU 2015-13)

In August 2015, the FASB issued ASU 2015-13 clarifying whether a contract for the purchase or sale of electricity on a forward basis should be eligible to meet the physical delivery criterion of the normal purchases and normal sales scope exception when either the delivery location is within a nodal energy market or the contract necessitates transmission through a nodal energy market and one of the contracting parties incurs charges (or credits) for the transmission of electricity based in part on locational marginal pricing differences payable to (or receivable from) an independent system operator.  Under the new standard, the use of locational marginal pricing by an independent system operator does not cause a contract to fail to meet the physical delivery criterion of the normal purchases and normal sales scope exception.  As a result, an entity may elect to designate that contract as a normal purchase or normal sale.

The new accounting guidance is effective upon issuance and applied prospectively.  Management has analyzed the impact of this new standard and determined that it had no impact on the accounting of the Registrants’ contracts.  Additionally, adoption had no impact on net income.  Management adopted ASU 2015-13 upon its issuance date.

ASU 2015-17 “Balance Sheet Classification of Deferred Taxes” (ASU 2015-17)

In November 2015, the FASB issued ASU 2015-17 simplifying the presentation of deferred income taxes on the balance sheets. Under the new standard, deferred tax assets and liabilities are classified as noncurrent on the balance sheets. The new accounting guidance is effective for annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-17 upon its issuance date and applied the new standard prospectively. As a result, the new standard impacted the December 31, 2015 presentation of deferred tax assets and liabilities on the balance sheet.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.

Southwestern Electric Power Co [Member]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Upon issuance of final pronouncements, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. The following final pronouncements will impact the financial statements.

ASU 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment” (ASU 2014-08)

In April 2014, the FASB issued ASU 2014-08 changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. This standard must be prospectively applied to all reporting periods presented in financial reports issued after the effective date.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. If applicable, this standard will change the presentation of financial statements but will not affect the calculation of net income, comprehensive income or earnings per share. Management adopted ASU 2014-08 effective January 1, 2015.

ASU 2014-09 “Revenue from Contracts with Customers” (ASU 2014-09)

In May 2014, the FASB issued ASU 2014-09 clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, determine the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts.

The FASB deferred implementation of ASU 2014-09 under the terms in ASU 2015-14, “Revenue from Contracts with Customers (Topic: 606): Deferral of the Effective Date.” The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for annual periods beginning after December 15, 2016. As applicable, this standard may change the amount of revenue recognized in the income statements in each reporting period. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on revenue or net income. Management plans to adopt ASU 2014-09 effective January 1, 2018.

ASU 2015-01 “Income Statement – Extraordinary and Unusual Items” (ASU 2015-01)

In January 2015, the FASB issued ASU 2015-01 eliminating the concept of extraordinary items for presentation on the face of the income statement. Under the new standard, a material event or transaction that is unusual in nature, infrequent or both shall be reported as a separate component of income from continuing operations. Alternatively, it may be disclosed in the notes to financial statements.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015. As applicable, this standard may change the presentation of amounts in the income statements. Management adopted ASU 2015-01 effective January 1, 2016.

ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03)

In April 2015, the FASB issued ASU 2015-03 simplifying the presentation of debt issuance costs on the balance sheets. Under the new standard, debt issuance costs related to a recognized debt liability will be presented on the balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with discounts.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-03 in October 2015 and applied the new standard retrospectively for all periods presented. Prior to adoption, the Registrants included debt issuance costs in Deferred Charges and Other Noncurrent Assets on the balance sheets. The effect of the reclassification between assets and liabilities for each Registrant as of December 31, 2014 is disclosed in the table below.

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

ASU 2015-05 “Accounting for Fees Paid in a Cloud Computing Arrangement” (ASU 2015-05)

In April 2015, the FASB issued ASU 2015-05 providing guidance to customers about whether a cloud computing arrangement includes a software license. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. Management adopted ASU 2015-05 prospectively, effective January 1, 2016, with no impact on results of operations, financial position or cash flows.

ASU 2015-11 “Simplifying the Measurement of Inventory” (ASU 2015-11)

In July 2015, the FASB issued ASU 2015-11 simplifying the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. Management does not expect the new standard to impact its results of operations, financial position or cash flows. Management plans to adopt ASU 2015-11 prospectively, effective January 1, 2017.

ASU 2015-13 “Application of the Normal Purchases and Normal Sales Scope Exception to Certain Electricity Contracts within Nodal Energy Markets” (ASU 2015-13)

In August 2015, the FASB issued ASU 2015-13 clarifying whether a contract for the purchase or sale of electricity on a forward basis should be eligible to meet the physical delivery criterion of the normal purchases and normal sales scope exception when either the delivery location is within a nodal energy market or the contract necessitates transmission through a nodal energy market and one of the contracting parties incurs charges (or credits) for the transmission of electricity based in part on locational marginal pricing differences payable to (or receivable from) an independent system operator.  Under the new standard, the use of locational marginal pricing by an independent system operator does not cause a contract to fail to meet the physical delivery criterion of the normal purchases and normal sales scope exception.  As a result, an entity may elect to designate that contract as a normal purchase or normal sale.

The new accounting guidance is effective upon issuance and applied prospectively.  Management has analyzed the impact of this new standard and determined that it had no impact on the accounting of the Registrants’ contracts.  Additionally, adoption had no impact on net income.  Management adopted ASU 2015-13 upon its issuance date.

ASU 2015-17 “Balance Sheet Classification of Deferred Taxes” (ASU 2015-17)

In November 2015, the FASB issued ASU 2015-17 simplifying the presentation of deferred income taxes on the balance sheets. Under the new standard, deferred tax assets and liabilities are classified as noncurrent on the balance sheets. The new accounting guidance is effective for annual periods beginning after December 15, 2016 with early adoption permitted. Management adopted ASU 2015-17 upon its issuance date and applied the new standard prospectively. As a result, the new standard impacted the December 31, 2015 presentation of deferred tax assets and liabilities on the balance sheet.

ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01)

In January 2016, the FASB issued ASU 2016-01 enhancing the reporting model for financial instruments. Under the new standard, equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are required to be measured at fair value with changes in fair value recognized in net income. The new standard also amends disclosure requirements and requires separate presentation of financial assets and liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The amendments also clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for sale securities in combination with the entity’s other deferred tax assets.

The new accounting guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Management is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on net income. Management plans to adopt ASU 2016-01 effective January 1, 2018.